MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Schedule of Manufacturing Facility Closures, Restructuring and Other Related Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Restructuring And Related Costs [Line Items]
Manufacturing facility closures, restructuring and other related charges	$ 4,328	$ 5,136	$ 7,060
Restructuring Previous Three Periods
Schedule Of Restructuring And Related Costs [Line Items]
Impairment of property, plant and equipment, net	0	669	4,839
Equipment relocation	38	156	0
Revaluation and impairment of inventories, net	596	130	1,297
Termination benefits and other labor related costs, net	3,389	1,874	1,043
Restoration and idle facility costs, net	270	1,978	268
Professional fees, net	40	393	31
Other (recoveries) costs	(5)	(64)	(418)
Manufacturing facility closures, restructuring and other related charges	$ 4,328	$ 5,136	$ 7,060